Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Jun. 01, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000015696
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 24,918	$ 25,256	$ 23,806	$ 23,874	$ 23,052	$ 22,352	$ 22,492	$ 23,657	$ 24,396	$ 23,188	$ 24,830	$ 22,497	$ 22,621	$ 22,535	$ 22,970	$ 20,842	$ 21,472	$ 20,689	$ 21,891	$ 21,262	$ 20,837	$ 21,147	$ 19,736	$ 18,923	$ 19,280	$ 19,669	$ 19,892	$ 19,175	$ 18,206	$ 18,748	$ 18,976	$ 19,831	$ 19,774	$ 18,748	$ 19,752	$ 19,135	$ 17,897	$ 19,093	$ 19,507	$ 17,901	$ 19,550	$ 19,286	$ 20,167	$ 20,054	$ 19,729	$ 21,740	$ 20,782	$ 21,199	$ 20,412	$ 20,699	$ 19,825	$ 20,357	$ 20,038	$ 19,390	$ 18,757	$ 18,003	$ 16,394	$ 15,437	$ 14,194	$ 12,254	$ 11,903	$ 12,185	$ 11,820	$ 10,975	$ 10,781	$ 9,904	$ 8,791	$ 11,793	$ 12,910	$ 13,492	$ 12,981	$ 12,432	$ 12,197	$ 11,629	$ 12,474	$ 12,571	$ 11,652	$ 12,921	$ 12,668	$ 13,060	$ 12,515	$ 11,107	$ 12,795	$ 12,730	$ 14,414	$ 14,671	$ 14,253	$ 13,962	$ 13,744	$ 12,961	$ 12,739	$ 12,495	$ 13,322	$ 12,969	$ 12,880	$ 12,535	$ 12,502	$ 11,983	$ 12,152	$ 12,185	$ 11,704	$ 12,012	$ 11,827	$ 11,819	$ 11,708	$ 11,638	$ 11,284	$ 10,202	$ 10,620	$ 10,538	$ 10,493	$ 9,833		$ 9,833	$ 9,861	$ 9,681	$ 8,919	$ 8,820	$ 9,357	$ 9,930	$ 9,775	$ 9,425
C000015699
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 24,489	24,841	23,429	23,514	22,720	22,041	22,193	23,356	24,107	22,926	24,565	22,272	22,410	22,338	22,787	20,692	21,332	20,566	21,775	21,159	20,752	21,069	19,680	18,884	19,249	19,650	19,890	19,190	18,226	18,783	19,022	19,896	19,848	18,830	19,854	19,250	18,011	19,226	19,653	18,047	19,724	19,469	20,370	20,269	19,955	22,005	21,049	21,484	20,702	21,003	20,134	20,690	20,377	19,734	19,103	18,344	16,716	15,748	14,491	12,515	12,167	12,463	12,098	11,240	11,049	10,151	9,015	12,104	13,262	13,871	13,352	12,796	12,558	11,985	12,860	12,970	12,026	13,346	13,097	13,508	12,952	11,498	13,258	13,199	14,951	15,233	14,811	14,519	14,297	13,491	13,269	13,020	13,891	13,534	13,448	13,094	13,073	12,536	12,719	12,759	12,268	12,597	12,410	12,410	12,298	12,238	11,873	10,738	11,189	11,108	11,068	10,374		10,384	10,419	10,237	9,437	9,335	9,913	10,524	10,368	10,000
C000172343
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 25,942	26,290	24,773	24,835	23,976	23,236	23,379	24,582	25,340	24,076	25,776	23,345	23,471	23,373	23,819	21,603	22,251	21,434	22,673	22,011	21,570	21,880	20,413	19,570	19,929	20,325	20,553	19,808	18,797	19,352	19,580	20,455	20,390	19,328	20,358	19,718	18,434	19,659	20,078	18,420	20,114	19,838	20,736	20,616	20,275	22,333	21,347	21,768	20,953	21,238	20,338	20,881	20,546	19,877	19,220	18,442	16,791	15,809	14,535	12,540	12,184	12,463	12,089	11,220	11,022	10,121	8,981	12,044	13,184	13,774	13,253	12,691	12,444	11,864	12,718	12,817	11,873	13,167	12,907	13,302	12,745	11,307	13,023	12,956	14,661	14,920	14,492	14,196	13,967	13,172	12,939	12,689	13,523	13,163	13,070	12,714	12,682	12,150	12,318	12,350	11,858	12,166	11,978	11,970	11,854	11,782	11,422	10,322	10,743	10,659	10,608	9,940	$ 10,000
C000015700
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 27,059	27,422	25,838	25,913	25,012	24,245	24,394	25,654	26,451	25,131	26,907	24,371	24,504	24,406	24,872	22,566	23,243	22,389	23,684	22,998	22,536	22,865	21,331	20,454	20,834	21,249	21,487	20,708	19,660	20,235	20,479	21,400	21,331	20,221	21,301	20,631	19,291	20,573	21,017	19,281	21,055	20,766	21,706	21,581	21,229	23,383	22,351	22,796	21,943	22,246	21,304	21,872	21,526	20,825	20,143	19,324	17,594	16,566	15,234	13,147	12,769	13,067	12,675	11,769	11,556	10,612	9,418	12,632	13,831	14,450	13,903	13,309	13,055	12,447	13,347	13,451	12,461	13,823	13,550	13,965	13,380	11,872	13,673	13,602	15,398	15,673	15,224	14,909	14,673	13,837	13,593	13,331	14,211	13,833	13,736	13,362	13,329	12,774	12,951	12,984	12,467	12,791	12,593	12,585	12,463	12,388	12,010	10,853	11,296	11,208	11,154	10,453		10,453	10,478	10,285	9,475	9,367	9,935	10,543	10,378	10,000
C000172344
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,583,867	2,618,598	2,467,306	2,473,966	2,388,329	2,314,586	2,328,859	2,448,751	2,524,873	2,399,271	2,568,806	2,326,634	2,339,281	2,329,444	2,373,944	2,153,787	2,218,429	2,136,924	2,260,587	2,195,008	2,150,508	2,181,892	2,035,585	1,951,873	1,987,683	2,027,214	2,050,002	1,976,057	1,875,603	1,930,945	1,953,734	2,041,166	2,035,120	1,928,620	2,031,596	1,967,663	1,839,797	1,962,143	2,003,999	1,838,417	2,007,678	1,980,081	2,069,771	2,057,813	2,023,776	2,229,834	2,131,284	2,173,322	2,092,410	2,121,340	2,031,388	2,085,630	2,052,633	1,985,733	1,920,190	1,842,442	1,677,454	1,579,365	1,451,919	1,252,927	1,217,361	1,245,273	1,208,356	1,121,466	1,101,657	1,011,166	897,713	1,203,854	1,317,757	1,376,734	1,324,399	1,268,242	1,243,983	1,185,580	1,271,387	1,281,271	1,186,927	1,316,312	1,290,256	1,330,239	1,274,083	1,130,322	1,302,194	1,295,418	1,466,079	1,491,912	1,449,140	1,419,497	1,396,629	1,317,015	1,294,148	1,269,162	1,352,164	1,316,168	1,307,355	1,271,373	1,268,175	1,215,401	1,232,192	1,234,991	1,186,215	1,217,000	1,197,809	1,197,010	1,185,415	1,178,219	1,142,176	1,032,168	1,074,265	1,065,925	1,060,763	994,043
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	39,447	38,131	37,269	36,465	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012		10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	39,447	38,131	37,269	36,465	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012		10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	35,895	34,698	33,913	33,182	31,578	29,695	29,896	31,748	32,368	31,378	32,367	30,348	30,573	29,953	29,315	28,780	27,916	26,656	27,883	27,012	25,625	25,344	24,067	22,014	22,614	23,745	24,212	23,375	21,880	21,796	21,566	21,004	21,507	20,121	21,373	20,312	18,773	20,692	21,494	19,650	21,444	21,473	23,590	22,849	23,439	24,905	23,961	24,331	22,790	23,861	23,199	22,813	22,264	22,163	21,077	20,347	19,731	19,819	18,966	16,909	17,282	17,935	16,723	15,825	15,471	14,685	12,968	15,036	16,376	16,394	15,934	15,351	15,027	14,768	15,075	14,855	13,880	14,840	14,270	14,065	13,587	12,513	13,797	13,526	14,601	14,577	14,083	13,630	13,542	13,170	13,120	13,389	13,901	13,205	13,074	12,689	12,418	12,123	12,099	11,875	11,769	11,650	11,528	11,520	11,107	10,902	10,693	10,235	10,461	10,445	10,418	10,021	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	39,447	38,131	37,269	36,465	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012		10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	3,589,503	3,469,757	3,391,276	3,318,201	3,157,777	2,969,549	2,989,606	3,174,793	3,236,823	3,137,769	3,236,700	3,034,812	3,057,263	2,995,303	2,931,488	2,877,989	2,791,569	2,665,626	2,788,317	2,701,184	2,562,476	2,534,388	2,406,730	2,201,449	2,261,396	2,374,504	2,421,243	2,337,453	2,188,042	2,179,562	2,156,585	2,100,421	2,150,689	2,012,110	2,137,254	2,031,231	1,877,283	2,069,154	2,149,367	1,965,013	2,144,412	2,147,291	2,358,992	2,284,879	2,343,921	2,490,450	2,396,095	2,433,130	2,279,013	2,386,071	2,319,912	2,281,333	2,226,432	2,216,315	2,107,666	2,034,735	1,973,063	1,981,878	1,896,556	1,690,858	1,728,157	1,793,459	1,672,310	1,582,453	1,547,084	1,468,548	1,296,800	1,503,567	1,637,646	1,639,437	1,593,429	1,535,078	1,502,729	1,476,810	1,507,542	1,485,461	1,387,974	1,484,007	1,427,023	1,406,486	1,358,702	1,251,298	1,379,706	1,352,615	1,460,128	1,457,715	1,408,260	1,363,027	1,354,171	1,316,992	1,312,005	1,338,882	1,390,121	1,320,516	1,307,448	1,268,917	1,241,818	1,212,254	1,209,923	1,187,532	1,176,911	1,164,989	1,152,770	1,151,986	1,110,678	1,090,159	1,069,294	1,023,491	1,046,124	1,044,482	1,041,825	1,002,056
DWS Index: Russell 2000® Index
Account Value [Line Items]
Account Value	25,391	24,624	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,924	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,004	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,211	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589		10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	26,008	25,756	24,056	23,835	22,909	21,771	22,722	24,209	25,676	24,949	27,105	24,433	25,095	24,883	25,247	22,787	23,317	22,198	23,518	22,780	22,047	22,953	20,349	18,795	19,939	21,211	22,127	20,971	19,377	19,722	20,286	21,390	21,656	19,778	21,201	20,353	18,113	20,099	21,021	19,108	20,893	20,510	22,248	22,166	21,860	23,573	22,552	23,080	22,315	22,871	22,420	22,968	22,891	22,426	21,978	21,269	19,757	18,588	17,160	14,521	14,156	14,854	14,284	13,720	13,226	12,680	11,251	14,499	16,039	16,703	16,218	15,736	15,435	14,937	15,642	15,466	14,394	15,770	15,182	15,706	15,050	13,603	15,471	15,242	17,026	17,584	16,773	16,260	16,078	15,102	14,948	14,650	15,240	14,864	14,942	14,434	14,298	13,275	13,624	13,494	13,101	13,386	13,267	13,283	13,075	13,127	12,699	11,283	11,812	11,736	11,579	11,018		10,952	10,773	10,648	9,841	9,733	10,372	10,894	10,610	10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Account Value	25,391	24,624	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,924	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,004	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,211	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589		10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	26,008	25,756	24,056	23,835	22,909	21,771	22,722	24,209	25,676	24,949	27,105	24,433	25,095	24,883	25,247	22,787	23,317	22,198	23,518	22,780	22,047	22,953	20,349	18,795	19,939	21,211	22,127	20,971	19,377	19,722	20,286	21,390	21,656	19,778	21,201	20,353	18,113	20,099	21,021	19,108	20,893	20,510	22,248	22,166	21,860	23,573	22,552	23,080	22,315	22,871	22,420	22,968	22,891	22,426	21,978	21,269	19,757	18,588	17,160	14,521	14,156	14,854	14,284	13,720	13,226	12,680	11,251	14,499	16,039	16,703	16,218	15,736	15,435	14,937	15,642	15,466	14,394	15,770	15,182	15,706	15,050	13,603	15,471	15,242	17,026	17,584	16,773	16,260	16,078	15,102	14,948	14,650	15,240	14,864	14,942	14,434	14,298	13,275	13,624	13,494	13,101	13,386	13,267	13,283	13,075	13,127	12,699	11,283	11,812	11,736	11,579	11,018		10,952	10,773	10,648	9,841	9,733	10,372	10,894	10,610	10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Account Value	23,963	23,240	21,691	21,321	20,222	19,197	19,651	21,086	22,277	21,708	23,662	21,323	21,636	21,486	21,812	19,800	19,985	19,030	20,471	19,763	18,706	19,463	17,344	15,904	17,068	18,136	19,091	17,991	16,638	16,793	17,101	17,959	18,267	16,645	17,800	17,394	15,669	17,330	17,692	16,019	17,455	17,428	19,346	19,108	18,906	20,920	20,463	21,353	20,482	21,104	20,642	21,415	21,008	20,965	20,534	20,330	19,137	18,220	16,770	14,160	13,869	14,348	13,583	13,217	12,766	11,986	10,539	13,464	14,701	15,188	14,763	14,179	13,815	13,534	14,237	14,155	13,221	14,336	13,865	14,161	13,461	12,100	13,731	13,516	15,163	15,537	14,895	14,640	14,535	13,704	13,586	13,413	13,953	13,598	13,653	13,270	13,158	12,385	12,545	12,452	12,036	12,286	12,153	12,137	11,907	11,860	11,537	10,380	10,898	10,778	10,590	9,994	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	23,747	23,517	21,966	21,764	20,918	19,878	20,747	22,105	23,444	22,781	24,749	22,310	22,914	22,721	23,053	20,806	21,291	20,269	21,474	20,800	20,131	20,958	18,581	17,162	18,206	19,367	20,204	19,149	17,692	18,008	18,523	19,531	19,774	18,059	19,358	18,584	16,539	18,352	19,194	17,447	19,077	18,728	20,314	20,239	19,960	21,524	20,592	21,074	20,376	20,884	20,471	20,972	20,902	20,476	20,068	19,420	18,040	16,972	15,668	13,259	12,925	13,563	13,043	12,528	12,077	11,578	10,274	13,238	14,645	15,251	14,808	14,368	14,093	13,638	14,282	14,122	13,143	14,400	13,863	14,340	13,742	12,421	14,126	13,917	15,546	16,056	15,315	14,847	14,681	13,790	13,649	13,377	13,916	13,572	13,643	13,179	13,056	12,121	12,440	12,321	11,963	12,223	12,114	12,128	11,938	11,986	11,595	10,302	10,785	10,716	10,573	10,061	$ 10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Account Value	25,391	24,624	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,924	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,004	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,211	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589		10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	26,008	25,756	24,056	23,835	22,909	21,771	22,722	24,209	25,676	24,949	27,105	24,433	25,095	24,883	25,247	22,787	23,317	22,198	23,518	22,780	22,047	22,953	20,349	18,795	19,939	21,211	22,127	20,971	19,377	19,722	20,286	21,390	21,656	19,778	21,201	20,353	18,113	20,099	21,021	19,108	20,893	20,510	22,248	22,166	21,860	23,573	22,552	23,080	22,315	22,871	22,420	22,968	22,891	22,426	21,978	21,269	19,757	18,588	17,160	14,521	14,156	14,854	14,284	13,720	13,226	12,680	11,251	14,499	16,039	16,703	16,218	15,736	15,435	14,937	15,642	15,466	14,394	15,770	15,182	15,706	15,050	13,603	15,471	15,242	17,026	17,584	16,773	16,260	16,078	15,102	14,948	14,650	15,240	14,864	14,942	14,434	14,298	13,275	13,624	13,494	13,101	13,386	13,267	13,283	13,075	13,127	12,699	11,283	11,812	11,736	11,579	11,018		$ 10,952	$ 10,773	$ 10,648	$ 9,841	$ 9,733	$ 10,372	$ 10,894	$ 10,610	$ 10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Account Value	2,396,338	2,324,030	2,169,057	2,132,072	2,022,163	1,919,653	1,965,050	2,108,578	2,227,738	2,170,821	2,366,239	2,132,335	2,163,585	2,148,569	2,181,151	1,979,986	1,998,472	1,903,004	2,047,083	1,976,332	1,870,567	1,946,264	1,734,354	1,590,407	1,706,810	1,813,579	1,909,087	1,799,068	1,663,798	1,679,311	1,710,055	1,795,861	1,826,716	1,664,485	1,780,012	1,739,384	1,566,887	1,732,967	1,769,169	1,601,924	1,745,477	1,742,843	1,934,578	1,910,796	1,890,614	2,092,020	2,046,309	2,135,286	2,048,159	2,110,383	2,064,210	2,141,538	2,100,835	2,096,513	2,053,394	2,032,975	1,913,703	1,822,015	1,676,957	1,415,960	1,386,913	1,434,841	1,358,309	1,321,726	1,276,601	1,198,602	1,053,851	1,346,370	1,470,129	1,518,841	1,476,273	1,417,905	1,381,521	1,353,362	1,423,654	1,415,504	1,322,064	1,433,555	1,386,456	1,416,094	1,346,113	1,209,991	1,373,096	1,351,612	1,516,308	1,553,677	1,489,466	1,463,952	1,453,536	1,370,355	1,358,609	1,341,262	1,395,290	1,359,754	1,365,264	1,327,020	1,315,804	1,238,510	1,254,469	1,245,218	1,203,611	1,228,606	1,215,279	1,213,691	1,190,712	1,186,034	1,153,708	1,037,963	1,089,771	1,077,767	1,059,039	999,370
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Account Value	$ 2,374,745	$ 2,351,730	$ 2,196,563	$ 2,176,385	$ 2,091,812	$ 1,987,840	$ 2,074,736	$ 2,210,513	$ 2,344,414	$ 2,278,080	$ 2,474,940	$ 2,230,969	$ 2,291,380	$ 2,272,057	$ 2,305,252	$ 2,080,639	$ 2,129,089	$ 2,026,879	$ 2,147,392	$ 2,080,014	$ 2,013,099	$ 2,095,817	$ 1,858,069	$ 1,716,150	$ 1,820,560	$ 1,936,735	$ 2,020,367	$ 1,914,867	$ 1,769,246	$ 1,800,818	$ 1,852,300	$ 1,953,074	$ 1,977,364	$ 1,805,920	$ 1,935,845	$ 1,858,399	$ 1,653,890	$ 1,835,199	$ 1,919,393	$ 1,744,686	$ 1,907,703	$ 1,872,779	$ 2,031,404	$ 2,023,938	$ 1,996,046	$ 2,152,423	$ 2,059,187	$ 2,107,382	$ 2,037,574	$ 2,088,359	$ 2,047,107	$ 2,097,159	$ 2,090,159	$ 2,047,646	$ 2,006,751	$ 1,942,014	$ 1,803,958	$ 1,697,232	$ 1,566,835	$ 1,325,887	$ 1,292,535	$ 1,356,336	$ 1,304,285	$ 1,252,797	$ 1,207,690	$ 1,157,817	$ 1,027,354	$ 1,323,844	$ 1,464,525	$ 1,525,092	$ 1,480,828	$ 1,436,794	$ 1,409,347	$ 1,363,831	$ 1,428,216	$ 1,412,164	$ 1,314,295	$ 1,439,980	$ 1,386,279	$ 1,434,047	$ 1,374,219	$ 1,242,113	$ 1,412,641	$ 1,391,704	$ 1,554,616	$ 1,605,579	$ 1,531,533	$ 1,484,652	$ 1,468,053	$ 1,378,986	$ 1,364,914	$ 1,337,683	$ 1,391,567	$ 1,357,230	$ 1,364,325	$ 1,317,936	$ 1,305,551	$ 1,212,113	$ 1,244,025	$ 1,232,091	$ 1,196,280	$ 1,222,285	$ 1,211,355	$ 1,212,839	$ 1,193,834	$ 1,198,602	$ 1,159,541	$ 1,030,249	$ 1,078,520	$ 1,071,628	$ 1,057,286	$ 1,006,071